Schedule of Fair Value Measurement Inputs Level 1 (Details) - EUR (€) € in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Assets [Abstract]
Cash and cash equivalents	€ 10,851	€ 11,142	€ 6,804	€ 6,681
Short-term investment	1,000	1,000
Liabilities [Abstract]
Short-term borrowings	2,982	2,126
Long-term Debt	€ 404	€ 458